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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [_]; Amendment Number: __________
        This Amendment (Check only one.):   [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Venture Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-13588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Krupka
Title:   Managing Director
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

        /s/ Michael Krupka            Boston, MA         5/16/11
     ------------------------        -------------       -------
            [Signature]              [City, State]       [Date]

* The report on Form 13F for the period ended March 31, 2011 for Bain Capital Venture Integral Investors, LLC ("Venture Integral") is being filed by Bain Capital Venture Investors, LLC, which is the administrative member of Venture Integral.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          4

Form 13F Information Table Value Total:        92,532
                                            (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.  Form 13F File Number  Name

     1   28-13589              Bain Capital Venture Integral Investors, LLC

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                      Bain Capital Venture Investors, LLC
                   Form 13F Information Table as of 3/31/11

                                                                                      VOTING
                                                                                    AUTHORITY
                   TITLE OF                       VALUE     OTHER    INVESTMENT  ----------------
NAME OF ISSUER      CLASS      CUSIP    SHARES   (x$1000)  MANAGERS  DISCRETION  Sole Shared None
--------------     --------  --------- --------- --------  --------  ----------  ---- ------ ----
NANOSPHERE INC       COM     63009F105 1,791,601    5,823              Sole       X
SOLARWINDS INC       COM     83416B109 3,297,520   77,360              Sole       X
VONAGE HLDGS CORP    COM     92886T201 1,747,634    7,969              Sole       X
TENGION INC          COM     88034G109   541,442    1,381              Sole       X